Capital Stock (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 09, 2008	Feb. 24, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Common Stock, Par Value Per Share	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000		75,000,000		75,000,000	75,000,000
Common Stock, Shares Issued		1,632,264	24,827,264		23,977,264	22,170,000
Common Stock, Shares Outstanding			24,827,264		23,977,264	22,170,000
Forward stock split	1000 for 1
Shares issued in settlement of due to related parties		$ 163,200		$ 163,200	$ 163,200
Common shares sold for cash, per share					$ 0.10
Common stock per share, fair market value					$ 0.10
Stock issued during period, Shares, issued for services			850,000
Proceeds from common shares sold for cash			$ 85,000		$ 17,500